SBA Servicing Asset - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Unpaid principal balances of loans serviced	$ 289.7	$ 275.2	$ 234.4